                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                  811-6411

Exact name of registrant as specified in charter:    Voyageur Investment Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE CALIFORNIA INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
-----------------------------------------

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 97.72%
Airport Revenue Bonds - 3.08%
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                  $1,000,000        $ 1,006,540
                                                                                                                        -----------
                                                                                                                          1,006,540
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 3.12%
California Health Facilities Financing (The Episcopal Home) 5.30% 2/1/32 (RADIAN)                      1,000,000          1,020,110
                                                                                                                        -----------
                                                                                                                          1,020,110
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 6.19%
San Bernardino County Special Tax Community Facilities District 2002-1 5.90% 9/1/33                    1,000,000          1,000,990
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 5.125% 7/1/36 (AMBAC)                  1,000,000          1,020,670
                                                                                                                        -----------
                                                                                                                          2,021,660
                                                                                                                        -----------
Higher Education Revenue Bonds - 6.56%
California Educational Facilities Authority Revenue (University of The Pacific) 5.75% 11/1/30 (MBIA)   1,000,000          1,097,020
California Statewide Communities Development Authority Revenue (Bentley School) 6.75% 7/1/32           1,000,000          1,046,680
                                                                                                                        -----------
                                                                                                                          2,143,700
                                                                                                                        -----------
Hospital Revenue Bonds - 1.54%
California Health Facilities Financing Authority (Catholic Healthcare West) Series G 5.25% 7/1/23        500,000            504,475
                                                                                                                        -----------
                                                                                                                            504,475
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 3.36%
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                     1,000,000          1,096,590
                                                                                                                        -----------
                                                                                                                          1,096,590
                                                                                                                        -----------
MultiFamily Housing Revenue Bonds - 15.11%
California Statewide Communities Development Authority Multifamily Housing Revenue (Citrus Gardens
   Apartments Project) Series D1 5.375% 7/1/32                                                           800,000            800,848
California Statewide Communities Development Authority Multifamily Housing Revenue (East Tabor
   Apartments) Series C 6.85% 8/20/36 (GNMA)                                                           1,500,000          1,572,240
Los Angeles Multifamily Housing Revenue (Park Plaza) Series B 5.50% 1/20/43 (GNMA) (AMT)               1,430,000          1,468,968
Ventura County Area Housing Authority Multifamily Housing Revenue (Glen Oaks Apartments)
   Series A 6.35% 7/20/34 (GNMA)                                                                       1,018,000          1,094,207
                                                                                                                        -----------
                                                                                                                          4,936,263
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 9.49%
California State Public Works Board Lease Revenue 5.00% 3/1/27 (AMBAC)                                 1,000,000          1,014,200
Franklin-McKinley School District Certificates of Participation (Financing Project)
   Series B 5.00% 9/1/27 (AMBAC)                                                                       1,075,306          1,075,306
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)                         1,000,000          1,009,520
                                                                                                                        -----------
                                                                                                                          3,099,026
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 3.25%
Port of Oakland Series K 5.75% 11/1/29 (FGIC)(AMT)                                                     1,000,000          1,061,600
                                                                                                                        -----------
                                                                                                                          1,061,600
                                                                                                                        -----------
*Pre-Refunded Bonds - 4.56%
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)                      1,300,000          1,490,255
                                                                                                                        -----------
                                                                                                                          1,490,255
                                                                                                                        -----------
Public Power Revenue Bonds - 3.27%
California State Department Water Reserve Power Supply Revenue Series A 5.375% 5/1/21                  1,000,000          1,069,760
                                                                                                                        -----------
                                                                                                                          1,069,760
                                                                                                                        -----------
School District General Obligation Bonds - 9.35%
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                 1,000,000          1,011,300
San Diego Unified School District 5.00% 7/1/28 (FSA)                                                   1,000,000          1,017,070
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                               1,000,000          1,026,500
                                                                                                                        -----------
                                                                                                                          3,054,870
                                                                                                                        -----------
State General Obligation Bonds - 3.23%
California State 5.50% 11/1/33                                                                         1,000,000          1,053,600
                                                                                                                        -----------
                                                                                                                          1,053,600
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 12.86%
La Quinta Redevelopment Agency Tax Allocation (Redevelopment Project Area #1)
   Series A 5.10% 9/1/31 (AMBAC)                                                                       1,000,000          1,019,080
Poway Redevelopment Agency Certificates of Participation 5.75% 6/15/33 (MBIA)                          1,400,000          1,539,804

Riverside County Redevelopment Agency (Jurupa Valley Project) 5.25% 10/1/35 (AMBAC)                    1,590,000          1,643,822
                                                                                                                        -----------
                                                                                                                          4,202,706
                                                                                                                        -----------
Territorial Revenue Bonds - 3.36%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                       1,000,000          1,098,320
                                                                                                                        -----------
                                                                                                                          1,098,320
                                                                                                                        -----------
Waste Disposal Revenue Bonds - 6.29%
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)                                2,000,000          2,054,460
                                                                                                                        -----------
                                                                                                                          2,054,460
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 3.10%
California State Department of Water Resources Water Systems Revenue (Central Valley Project)
   Series X 5.00% 12/1/29 (FGIC)                                                                       1,000,000          1,014,150
                                                                                                                        -----------
                                                                                                                          1,014,150
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $30,480,710)                                                                                 31,928,085
                                                                                                                        -----------

                                                                                                      NUMBER
                                                                                                      OF SHARES

SHORT-TERM INVESTMENTS - 2.25%
Money Market - 0.72%
Federated California Municipal Trust                                                                     235,789            235,789
                                                                                                                        -----------
                                                                                                                            235,789
                                                                                                                        -----------
**Variable Rate Demand Notes - 1.53%
California State Department Water Reserve Power Supply Revenue Series C-7 1.40% 5/1/22 (FSA)            500,000             500,000
                                                                                                                        -----------
                                                                                                                            500,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $735,789)                                                                                735,789
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 99.97%
   (cost $31,216,499)                                                                                                    32,663,874
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.03%                                                                       8,812
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,990,228 SHARES OUTSTANDING - 100.00%                                                         $32,672,686
                                                                                                                        -----------

*Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.


SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free California Insured Fund (the "Fund").

SECURITY VALUATION- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $31,216,499
                                      -----------
Aggregate unrealized appreciation       1,509,028
Aggregate unrealized depreciation         (61,653)
                                      -----------
Net unrealized appreciation           $ 1,447,375
                                      -----------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

------------------------------------------------------------------------------------------------------------------------------------
DELAWARE TAX-FREE FLORIDA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
---------------------------------------------

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 98.48%
Airport Revenue Bonds - 5.49%
Capital Trust Agency Florida Revenue (Orlando/Cargo Project) 6.75% 1/1/32 (AMT)                       $  395,000        $   378,209
Miami-Dade County Florida Aviation Revenue Series A 5.00% 10/1/33 (FSA) (AMT)                            500,000            498,830
                                                                                                                        -----------
                                                                                                                            877,039
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 1.66%
Volusia County Health Facilities Authority (John Knox Village) Series A
   6.00% 6/1/17 (RADIAN)                                                                                 250,000            265,053
                                                                                                                        -----------
                                                                                                                            265,053
                                                                                                                        -----------
Corporate Backed Revenue Bonds - 0.97%
Jacksonville Sewer & Solid Waste Disposal Facilities Authority (Anheuser Busch
   Project) 5.875% 2/1/36 (AMT)                                                                          150,000            154,617
                                                                                                                        -----------
                                                                                                                            154,617
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 2.20%
Dade County Special Obligation Series B 5.00% 10/1/35 (AMBAC)                                            350,000            351,624
                                                                                                                        -----------
                                                                                                                            351,624
                                                                                                                        -----------
Hospital Revenue Bonds - 18.46%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA
   Program) 5.95% 7/1/20 (AMBAC)                                                                         425,000            434,703
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
   6.00% 11/15/31                                                                                        500,000            536,114
Hillsborough County Industrial Development (Tampa General Hospital Project)
   Series B 5.25% 10/1/34                                                                                150,000            150,357
North Miami Health Facilities Authority (Catholic Health Services) LOC Suntrust
   Bank-Miami 6.00% 8/15/16                                                                              500,000            522,905
Orange County Health Facilities Authority Revenue (Orlando Regional
   Healthcare) 5.75% 12/1/32                                                                             250,000            263,353
Palm Beach County Health Facilities Authority Revenue Refunding Hospital (Boca
   Raton Community Hospital) 5.625% 12/1/31                                                              500,000            513,275

South Broward Hospital District Revenue (Memorial Healthcare System)
   5.625% 5/1/32                                                                                         500,000            524,915
                                                                                                                        -----------
                                                                                                                          2,945,622
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 7.14%
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14 (FGIC)                        1,000,000          1,140,890
                                                                                                                        -----------
                                                                                                                          1,140,890
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 11.46%
Dade County Housing Finance Authority (Lincoln Fields Apartments Section 8)
   6.25% 7/1/24 (MBIA)                                                                                   490,000            490,515
Duval Housing Finance Authority (St. Augustine Apartments) 6.00% 3/1/21                                  300,000            309,420
Florida Housing Finance Agency (The Vineyards Project) Series H 6.40% 11/1/15                            500,000            521,625
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A
   5.60% 1/1/44 (FSA) (AMT)                                                                              500,000            509,150
                                                                                                                        -----------
                                                                                                                          1,830,710
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 1.94%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                                   295,000            309,502
                                                                                                                        -----------
                                                                                                                            309,502
                                                                                                                        -----------
*Pre-Refunded Bonds  - 20.51%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                                205,000            229,674
Northern Palm Beach County Improvement District Special Assessment (Abacoa Water
   Control) 7.20% 8/1/16-06                                                                              300,000            328,995
Pinellas County Educational Facilities Authority (Clearwater Christian College) Private
   Placement 8.00% 2/1/11-06                                                                             205,000            218,257
Tampa Utilities Tax Revenue Series A
   6.00% 10/1/17-09 (AMBAC)                                                                            1,000,000          1,147,350
   6.125% 10/1/18-09 (AMBAC)                                                                           1,000,000          1,152,950
Volusia County Industrial Development Authority Mortgage Revenue (Bishops
   Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                           180,000            197,379
                                                                                                                        -----------
                                                                                                                          3,274,605
                                                                                                                        -----------
Public Power Revenue Bonds - 6.40%
Jacksonville Electric Authority Revenue Electric System Series 3-C
   5.50% 10/1/30                                                                                       1,000,000          1,022,200
                                                                                                                        -----------
                                                                                                                          1,022,200
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 3.35%
Florida Housing Finance Agency Homeowner Mortgage Series 1B
   6.00% 7/1/17 (FHA) (VA)                                                                                90,000             93,244
Orange County Housing Finance Authority Homeowner Revenue Series B
   5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                                                      440,000            441,768
                                                                                                                        -----------
                                                                                                                            535,012
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 6.97%
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                   300,000            314,180
Julington Creek Plantation Community Development District Special Assessment
   5.00% 5/1/29 (MBIA)                                                                                   200,000            202,528
Lake Bernadette Community Development District Special Assessment Series A
   8.00% 5/1/17                                                                                          140,000            142,946
Midtown Miami Community Development District Special Assessment Series B
   6.50% 5/1/37                                                                                          250,000            260,430
Tampa Palms Open Space & Transportation Community Development District
   (Richmond Place Project) 7.50% 5/1/18                                                                 185,000            193,205
                                                                                                                        -----------
                                                                                                                          1,113,289
                                                                                                                        -----------
Territorial Revenue Bonds - 9.39%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
   Series A 5.00% 7/1/38                                                                                 300,000            299,502
   Series B 6.00% 7/1/26                                                                                 150,000            154,989
   Series G 5.00% 7/1/42                                                                                 300,000            296,973
   Series J 5.50% 7/1/22                                                                                 350,000            376,995
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I
   5.25% 7/1/33                                                                                          360,000            370,642
                                                                                                                        -----------
                                                                                                                          1,499,101
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 2.54%
Riviera Beach Utilities Special District Water & Sewer Revenue 5.00% 10/1/34 (FGIC)                      400,000            405,716
                                                                                                                        -----------
                                                                                                                            405,716
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $14,926,575)                                                                                 15,724,980
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 98.48%
   (cost $14,926,575)                                                                                                    15,724,980
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.52%                                                         243,414
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 1,456,662 SHARES OUTSTANDING - 100.00%                                                         $15,968,394
                                                                                                                        -----------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration.

*PRE-REFUNDED BONDS ARE MUNICIPALS THAT ARE GENERALLY BACKED OR SECURED BY U.S. TREASURY BONDS. FOR PRE-REFUNDED BONDS, THE STATED MATURITY IS FOLLOWED BY THE YEAR IN WHICH THE BOND IS PRE-REFUNDED.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Florida Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and makes the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $14,926,575
                                            -----------
Aggregate unrealized appreciation               835,315
Aggregate unrealized depreciation               (36,910)
                                            -----------
Net unrealized appreciation                 $   798,405
                                            -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $695,728 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $52,610 expires in 2008 and $643,118 expires in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

------------------------------------------------------------------------------------------------------------------------------------
DELAWARE TAX-FREE FLORIDA INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
---------------------------------------------
                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 96.56%
Airport Revenue Bonds - 3.51%
Lee County Airport Revenue Series B
   5.75% 10/1/33 (FSA)                                                                                $3,000,000        $ 3,257,610
                                                                                                                        -----------
                                                                                                                          3,257,610
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 14.72%
Florida Department of Transportation 5.00% 7/1/31 (FGIC)                                               1,875,000          1,900,406
Jacksonville Excise Taxes Revenue Series B
   5.00% 10/1/26 (AMBAC)                                                                               1,000,000          1,018,430
   5.125% 10/1/32 (FGIC)                                                                               1,000,000          1,021,020
+Palm Beach County Criminal Justice Facilities Revenue Inverse Floater 9.47%
   6/1/12 (FGIC)                                                                                       7,500,000          9,736,800
                                                                                                                        -----------
                                                                                                                         13,676,656
                                                                                                                        -----------
Higher Education Revenue Bonds - 5.72%
Broward County Educational Facilities Authority Revenue (Nova Southeastern University)
   5.25% 4/1/27 (RADIAN)                                                                               1,000,000          1,023,450
Dade County Educational Facilities Authority (University of Miami) Series A
   5.75% 4/1/29 (AMBAC)                                                                                2,000,000          2,202,700
University of Central Florida Athletics Association Series A 5.25% 10/1/34 (FGIC)                      2,000,000          2,088,120
                                                                                                                        -----------
                                                                                                                          5,314,270
                                                                                                                        -----------
Hospital Revenue Bonds - 18.47%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA
   Program) 5.95% 7/1/20 (AMBAC)                                                                       4,500,000          4,602,735
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
   6.00% 11/15/31                                                                                      1,000,000          1,072,230
Indian River County Hospital District (Indian River Memorial Hospital) 6.10% 10/1/18 (FSA)             3,000,000          3,245,010
Orange County Health Facilities Authority Revenue (Adventist Health System)
   5.625% 11/15/32                                                                                     1,000,000          1,050,440
Palm Beach County Health Facilities Authority Revenue Refunding Hospital (Boca Raton
   Community Hospital) 5.625% 12/1/31                                                                  2,000,000          2,053,100
South Broward Hospital District Revenue (Memorial Healthcare System)
   5.625% 5/1/32                                                                                       2,500,000          2,624,575
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical Center) Series B
   6.00% 12/1/15 (MBIA)                                                                                2,500,000          2,507,075
                                                                                                                        -----------
                                                                                                                         17,155,165
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 29.36%
Florida Housing Finance Agency
   (Crossings Indian Run Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                            750,000            774,353
   (Landings at Sea Forest Apartments) Series T
      5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                  410,000            426,281
      6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                  700,000            717,696
   (Leigh Meadows Apartments HUD) Series N  6.20% 9/1/26 (AMBAC) (AMT)                                 2,765,000          2,857,240
      6.30% 9/1/36 (AMBAC) (AMT)                                                                       2,000,000          2,061,640
   (Mariner Club Apartments) Series K-1
      6.25% 9/1/26 (AMBAC) (AMT)                                                                       2,000,000          2,069,540
      6.375% 9/1/36 (AMBAC) (AMT)                                                                      3,500,000          3,614,170
   (Riverfront Apartments Section 8 HUD) Series A
      6.25% 4/1/37 (AMBAC) (AMT)                                                                       1,000,000          1,037,660
   (Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)                                 500,000            517,180

   (Sterling Palms Apartments) Series D-1
      6.30% 12/1/16 (AMBAC) (AMT)                                                                        975,000          1,013,035
      6.40% 12/1/26 (AMBAC) (AMT)                                                                      1,500,000          1,552,215
      6.50% 6/1/36 (AMBAC) (AMT)                                                                       6,540,000          6,760,528
   (Woodbridge Apartments Project) Series L
      6.15% 12/1/26 (AMBAC) (AMT)                                                                      1,750,000          1,809,448
      6.25% 6/1/36 (AMBAC) (AMT)                                                                       2,000,000          2,063,500
                                                                                                                        -----------
                                                                                                                         27,274,486
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 5.61%
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                              4,000,000          4,193,880
State Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                      1,000,000          1,014,290
                                                                                                                        -----------
                                                                                                                          5,208,170
                                                                                                                        -----------
Public Power Revenue Bonds - 2.20%
Florida State Municipal Power Agency Revenue (Stanton II Project)
   5.00% 10/1/26 (AMBAC)                                                                               2,000,000          2,040,800
                                                                                                                        -----------
                                                                                                                          2,040,800
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 3.12%
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                   900,000            942,543
Midtown Miami Community Development District Special Assessment Series B
   6.50% 5/1/37                                                                                          750,000            781,290
Osceola County Celebration Community Development District Special Assessment
   6.10% 5/1/16 (MBIA)                                                                                   460,000            465,994
Osceola County Enterprise Community Development District Special Assessment
   6.10% 5/1/16 (MBIA)                                                                                   695,000            704,056
                                                                                                                        -----------
                                                                                                                          2,893,883
                                                                                                                        -----------
Territorial General Obligation Bonds - 3.11%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               2,500,000          2,888,750
                                                                                                                        -----------
                                                                                                                          2,888,750
                                                                                                                        -----------
Territorial Revenue Bonds - 8.91%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
   Series D 5.25% 7/1/38                                                                               5,000,000          5,122,249
   Series J 5.50% 7/1/22                                                                               1,250,000          1,346,413
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                         750,000            823,740
Puerto Rico Public Buildings Authority Revenue (Government facilities) Series F
   5.25% 7/1/25                                                                                          930,000            986,191
                                                                                                                        -----------
                                                                                                                          8,278,593
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 1.83%
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                                      1,000,000          1,190,700
Village Center Community Development District Utility Revenue
   5.00% 10/1/36 (MBIA)                                                                                  500,000            504,690
                                                                                                                        -----------
                                                                                                                          1,695,390
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $84,859,389)                                                                                 89,683,773
                                                                                                                        -----------
TOTAL MARKET VALUE OF SECURITIES - 96.56%
   (cost $84,859,389)                                                                                                    89,683,773
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.44%                                                       3,198,580
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 8,310,279 SHARES OUTSTANDING - 100.00%                                                         $92,882,353
                                                                                                                        -----------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by the Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

+An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of November 30, 2004.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Florida Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and makes the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $84,859,389
                                            -----------
Aggregate unrealized appreciation             4,875,028
Aggregate unrealized depreciation               (50,644)
                                            -----------
Net unrealized appreciation                 $ 4,824,384
                                            -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $507,694 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

--------------------------------------------------------------------------------

DELAWARE TAX-FREE MISSOURI INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
--------------------------------------------

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 99.06%
Airport Revenue Bonds - 3.43%
St. Louis Airport (Capital Improvement Project) Series A 5.375% 7/1/21 (MBIA)                         $1,635,000         $1,755,450
                                                                                                                        -----------
                                                                                                                          1,755,450
                                                                                                                        -----------
Corporate-Backed Revenue Bonds - 2.98%
Missouri State Development Finance Board Infrastructure Facilities (Triumph Foods
   Project) Series A 5.25% 3/1/25                                                                        500,000            507,030
Missouri State Development Finance Board Solid Waste Disposal (Procter & Gamble
   Paper Products) 5.20% 3/15/29 (AMT)                                                                   500,000            517,875
Sugar Creek Industrial Development Revenue (Lafarge North America) Series A
   5.65% 6/1/37 (AMT)                                                                                    500,000            502,845
                                                                                                                        -----------
                                                                                                                          1,527,750
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 3.97%
Bi-State Development Agency Missouri Illinois Metropolitan District (Metrolink Cross
   County Project) Series B 5.00% 10/1/32 (FSA)                                                        1,000,000          1,014,060
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                 1,000,000          1,018,880
                                                                                                                        -----------
                                                                                                                          2,032,940
                                                                                                                        -----------
Escrowed to Maturity Bonds - 2.40%
Cape Girardeau County Industrial Development Authority Health Care Facilities
   Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                             440,000            488,726
*Greene County Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage
   Insurance) 6.10% 3/1/16                                                                             1,225,000            737,548
                                                                                                                        -----------
                                                                                                                          1,226,274
                                                                                                                        -----------
Higher Education Revenue Bonds - 1.97%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
   (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                                 1,000,000          1,007,450
                                                                                                                        -----------
                                                                                                                          1,007,450
                                                                                                                        -----------
Hospital Revenue Bonds - 10.97%
Cape Girardeau County Industrial Development Authority Health Care Facilities
   Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                     560,000            616,269
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                                  1,000,000          1,032,260
Hannibal Industrial Development Authority Health Facilities Revenue Refunding
   (Hannibal Regional Hospital) Series A                                                               1,000,000          1,056,940
      5.625% 3/1/12 (FSA)
      5.75% 3/1/22 (FSA)                                                                               1,000,000          1,057,440
Joplin Industrial Development Authority Health Facilities Revenue (Freeman Health Systems Project)
   5.375% 2/15/35                                                                                        255,000            251,417
Missouri State Health & Educational Facilities (Lake Regional Health Systems Project) 5.70% 5/15/34      500,000            514,635
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
   Refunding (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                             500,000            579,950
North Kansas City Hospital Revenue Series A 5.00% 11/15/28 (FSA)                                         500,000            507,710
                                                                                                                        -----------
                                                                                                                          5,616,621
                                                                                                                        -----------
Investor Owned Utilities Revenue Bonds - 4.45%
Missouri State Environmental Improvement & Energy Resource Authority Pollution
Control Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13
   (AMBAC)                                                                                             2,200,000          2,276,472
                                                                                                                        -----------
                                                                                                                          2,276,472
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 2.12%
Missouri State Environmental Improvement & Energy Resource Authority Water
Pollution Control  Revenue Unrefunded Balance (State Revolving Fund Project) Series A
   6.05% 7/1/16 (FSA)                                                                                  1,060,000          1,084,295
                                                                                                                        -----------
                                                                                                                          1,084,295
                                                                                                                        -----------

Multifamily Housing Revenue Bonds - 5.82%
Missouri State Housing Development Commission Multifamily Housing-
   Hyder Series 3 5.60% 7/1/34 (FHA) (AMT)                                                             1,435,000          1,469,985
   San Remo Series 5 5.45% 1/1/36 (FHA) (AMT)                                                            500,000            505,590
St. Louis County Industrial Development Authority Housing Development Revenue
   Refunding Sub (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                            1,000,000          1,004,410
                                                                                                                        -----------
                                                                                                                          2,979,985
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 12.31%
Kansas City Land Clearance Redevelopment Authority Lease Revenue (Muehlebach
   Hotel) Series A 5.90% 12/1/18 (FSA)                                                                 1,000,000          1,053,740
Kansas City Municipal Assistance Corporation Revenue Refunding Leasehold (Bartle
   Convention Center) Series A 5.60% 4/15/16 (MBIA)                                                      940,000            960,313
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Branson Landing Project) Series A
      5.25% 12/1/19                                                                                      435,000            451,478
      5.50% 12/1/24                                                                                      500,000            518,345
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                               335,000            349,710
St. Charles County Public Water Supply District #2 Certificate of Participation (Missouri
   Project)
      Series A 5.25% 12/1/28 (MBIA)                                                                    1,000,000          1,033,100
      Series B 5.10% 12/1/25 (MBIA)                                                                      500,000            512,405
*St. Louis Industrial Development Authority Leasehold Revenue (Convention
   Center Hotel) 5.80% 7/15/20 (AMBAC)                                                                 3,035,000          1,423,203
                                                                                                                        -----------
                                                                                                                          6,302,294
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 2.04%
Taney County Reorganization School District R-V Hollister School District 5.00% 3/1/22
   (FSA)                                                                                               1,000,000          1,043,540
                                                                                                                        -----------
                                                                                                                          1,043,540
                                                                                                                        -----------
**Pre-Refunded Bonds - 14.21%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
   (Central Missouri State University Project) 5.75% 10/1/25-05 (AMBAC)                                1,000,000          1,030,530
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                     1,250,000          1,312,488
St. Louis Municipal Finance Corporation Leasehold Revenue Improvement (City Justice
   Center) Series A 5.95% 2/15/16-06 (AMBAC)                                                           1,000,000          1,063,940
St. Louis Municipal Finance Corporation Leasehold Revenue Refunding & Improvement
   6.25% 2/15/12-05 (FGIC)                                                                             1,850,000          1,866,427
Troy Reorganization School District #3 Lincoln County 6.10% 3/1/14-05 (MBIA)                           1,235,000          1,247,387
West Platte School District R-11 5.85% 3/1/15-05 (MBIA)                                                  750,000            757,365
                                                                                                                        -----------
                                                                                                                          7,278,137
                                                                                                                        -----------
Public Power Revenue Bonds - 2.29%
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                1,000,000          1,170,620
                                                                                                                        -----------
                                                                                                                          1,170,620
                                                                                                                        -----------
School District General Obligation Bonds - 6.86%
Greene County Reorganization School District R8 (Direct Deposit Project) 5.10% 3/1/22
   (FSA)                                                                                               1,500,000          1,569,420
*St. Charles County Francis Howell School District (Capital Appreciation Direct Deposit
   Project) Series A 5.15% 3/1/17 (FGIC)                                                               1,500,000            860,205
St. Louis County Pattonville School District R-3 5.25% 3/1/20 (FSA)                                    1,000,000          1,084,140
                                                                                                                        -----------
                                                                                                                          3,513,765
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 2.51%
Missouri State Housing Development Commission Mortgage Revenue
   Series C 7.45% 9/1/27 (GNMA/FNMA) (AMT)                                                               245,000            247,575
   Single Family Homeowner Loan A 7.20% 9/1/26 (GNMA/FNMA) (AMT)                                         195,000            195,279
   Single Family Homeowner Loan B 7.55% 9/1/27 (GNMA/FNMA) (AMT)                                         125,000            126,376
   Single Family Homeowner Loan C 7.25% 9/1/26 (GNMA/FNMA) (AMT)                                         250,000            250,333
   Single Family Mortgage Series A
      5.20% 9/1/33 (GNMA/FNMA)                                                                           405,000            405,656
      7.20% 12/1/17 (GNMA) (AMT)                                                                          15,000             15,212
      7.25% 12/1/20 (GNMA) (AMT)                                                                          45,000             45,637
                                                                                                                        -----------
                                                                                                                          1,286,068
                                                                                                                        -----------

Territorial General Obligation Bonds - 1.00%
University of the Virgin Islands Series A 5.375% 6/1/34                                                  500,000            511,415
                                                                                                                        -----------
                                                                                                                            511,415
                                                                                                                        -----------
Territorial Revenue Bonds - 10.81%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Series A
   4.75% 7/1/38 (MBIA)                                                                                 1,000,000          1,002,450
Puerto Rico Electric Power Authority Power Revenue
   Series N 5.125% 7/1/29                                                                                400,000            408,480
   Series P 5.00% 7/1/25 (FGIC)                                                                        1,000,000          1,043,690
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs 7.422%
   7/1/19 (FSA)                                                                                        1,925,000          1,990,489
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00%
   7/1/36 (AMBAC)                                                                                      1,000,000          1,088,720
                                                                                                                        -----------
                                                                                                                          5,533,829
                                                                                                                        -----------

Water & Sewer Revenue Bonds - 8.92%
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                                   495,000            522,022
   6.15% 2/1/15 (MBIA)                                                                                 1,500,000          1,674,150
Metropolitan St. Louis Sewer District Wastewater Revenue 5.00% 5/1/34 (MBIA)                           1,250,000          1,267,963
Missouri State Environmental Improvement & Energy Resource Authority Water
   Pollution Control Revenue 5.00% 7/1/14                                                              1,000,000          1,103,660
                                                                                                                        -----------
                                                                                                                          4,567,795
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $48,455,581)                                                                                 50,714,700
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 99.06%
   (cost $48,455,581)                                                                                                    50,714,700
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.94%                                                         478,816
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 4,830,074 SHARES OUTSTANDING - 100.00%                                                         $51,193,516
                                                                                                                        -----------

*Zero coupon bond as of November 30, 2004. The interest rate shown is the effective yield at time of purchase.
**Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect at time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Missouri Insured Fund (the "Fund").

SECURITY VALUATION- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes for the Fund was as follows:

Aggregate cost of investments               $48,455,581
                                            -----------
Aggregate unrealized appreciation             2,333,666
Aggregate unrealized depreciation               (74,547)
                                            -----------
Net unrealized appreciation                 $ 2,259,119
                                            -----------

For federal income tax purposes, at August 31, 2004, $163,168 in capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

--------------------------------------------------------------------------------

DELAWARE TAX-FREE OREGON INSURED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
---------------------------------------------

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 93.95%
Airport Revenue Bonds - 3.48%
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC) (AMT)                                                                         $1,500,000        $ 1,572,645
                                                                                                                        -----------
                                                                                                                          1,572,645
                                                                                                                        -----------
Higher Education Revenue Bonds - 10.97%
Oregon Health Sciences University Revenue
  ^(Capital Appreciation Insured) Series A 5.50% 7/1/21 (MBIA)                                         2,000,000            896,040
   Series A 5.00% 7/1/32 (MBIA)                                                                        2,000,000          2,029,140
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                          1,000,000          1,018,660
   (Willamette University Project) Series A 5.00% 10/1/34 (FGIC)                                       1,000,000          1,016,960
                                                                                                                        -----------
                                                                                                                          4,960,800
                                                                                                                        -----------
Hospital Revenue Bonds - 6.39%
Deschutes County Hospital Facilities Authority Hospital Revenue (Cascade Health Services)
   5.60% 1/1/32                                                                                        1,250,000          1,296,875
Multnomah County Oregon Hospital Facilities Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                                                         500,000            527,880
Umatilla County Hospital Facility Authority Revenue (Catholic Health Initiatives) Series A
   5.50% 3/1/32                                                                                        1,000,000          1,065,010
                                                                                                                        -----------
                                                                                                                          2,889,765
                                                                                                                        -----------
INVESTOR OWNED UTILITIES REVENUE BONDS - 1.40%
Port Morrow Pollution Control Revenue (Portland General) 5.20% 5/1/33                                    600,000            633,186
                                                                                                                        -----------
                                                                                                                            633,186
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 3.13%
Oregon State Department Administrative Services 5.00% 9/1/13 (FSA)                                       800,000            880,944
Oregon State Department Administrative Services Lottery Revenue Refunding Series A
   5.00% 4/1/18 (FSA)                                                                                    500,000            535,190
                                                                                                                        -----------
                                                                                                                          1,416,134
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 2.46%
Oregon Health, Housing, Educational, & Cultural Facilities Authority (Pier Park Project)
   Series A 6.05% 4/1/18 (GNMA) (AMT)                                                                  1,095,000          1,110,932
                                                                                                                        -----------
                                                                                                                          1,110,932
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 2.42%
Oregon State Department Administration Services Certificate of Participation Refunding
   Series C 5.25% 11/1/15 (MBIA)                                                                       1,000,000          1,092,280
                                                                                                                        -----------
                                                                                                                          1,092,280
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 7.16%
Deschutes County Administrative School District #1 Series A 5.125% 6/15/21 (FSA)                       1,000,000          1,056,750
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                           500,000            535,370
Malheur County (Jail Buildings) 6.30% 12/1/12 (MBIA)                                                     500,000            521,010
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                     1,100,000          1,123,617
                                                                                                                        -----------
                                                                                                                          3,236,747
                                                                                                                        -----------
*Pre-Refunded Bonds -18.88%
Chemeketa County Community College District 5.80% 6/1/12-06 (FGIC)                                     1,500,000          1,579,620
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                    500,000            516,960
Multnomah County School District #39 Corbet 6.00% 12/1/13-04 (MBIA)                                      500,000            500,055
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                  1,000,000          1,052,680
Oregon State Department Administrative Services Certificate of Participation Series A
   5.80% 5/1/24-07 (AMBAC)                                                                             1,000,000          1,090,750
Portland Series A 5.75% 6/1/15-05 (MBIA)                                                                 500,000            509,385
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                       920,000          1,026,996
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                    1,000,000          1,050,540

Tillamook County 6.25% 1/1/14-05 (FGIC)                                                                  250,000            253,420
Washington County Education Services District Certificate of Participation
   7.10% 6/1/25-05 (MBIA)                                                                                700,000            717,878
Washington County School District #088 J Sherwood 6.10% 6/1/12-05 (FSA)                                  235,000            239,822
                                                                                                                        -----------
                                                                                                                          8,538,106
                                                                                                                        -----------
Public Utility District Revenue Bonds - 1.78%
Emerald Peoples Utilities District Series A 5.25% 11/1/22(FSA)                                           750,000            803,730
                                                                                                                        -----------
                                                                                                                            803,730
                                                                                                                        -----------
School District General Obligation Bonds - 18.09%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                              1,000,000          1,050,500
Clackamas County School District North Clackamas 12 5.00% 6/15/16 (FSA)                                1,000,000          1,097,040
Jackson County School District #6 Central Point 5.25% 6/15/20 (FGIC)                                   1,175,000          1,302,640
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                              500,000            520,535
Lane County School District #019 Springfield Refunding 6.00% 10/15/14 (FGIC)                             500,000            592,605
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                      700,000            762,489
Linn County Community School District #9 Lebanon 5.60% 6/15/30 (FGIC)                                  2,000,000          2,168,860
Salem-Keizer School District #24J Refunding 5.00% 6/15/19 (FSA)                                          500,000            532,180
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                          200,000             83,654
Washington County School District #088 J Sherwood 6.10% 6/1/12 (FSA)                                      65,000             66,334
                                                                                                                        -----------
                                                                                                                          8,176,837
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 3.60%
Oregon State Housing & Community Services Department Mortgage Revenue Single
   Family Mortgage Program Series R 5.375% 7/1/32 (AMT)                                                1,610,000          1,629,046
                                                                                                                        -----------
                                                                                                                          1,629,046
                                                                                                                        -----------
Tax Increment /Special Assessment Bonds - 0.57%
Portland River District Urban Renewal & Redevelopment Series A 5.00% 6/15/23 (AMBAC)                     250,000            259,048
                                                                                                                        -----------
                                                                                                                            259,048
                                                                                                                        -----------
Territorial Revenue Bonds - 12.60%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
Revenue
   Series D 5.25% 7/1/38                                                                                 500,000            512,225
   Series G 5.00% 7/1/42                                                                                 500,000            494,955
   Series J 5.50% 7/1/22                                                                                 400,000            430,852
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30 (FSA)                                          580,000            596,049
Puerto Rico Electric Power Authority Power Revenue Series NN 5.125% 7/1/29                             1,000,000          1,021,200
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs
   7.182% 7/1/19 (FSA)                                                                                 1,500,000          1,551,030
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J
   5.00% 7/1/36 (AMBAC)                                                                                1,000,000          1,088,720
                                                                                                                        -----------
                                                                                                                          5,695,031
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 1.02%
Beaverton County Water Revenue 6.125% 6/1/14 (FSA)                                                       120,000            121,214
Portland Sewer Systems Revenue (Second Lien) Series A 5.00% 6/1/23 (FSA)                                 325,000            337,890
                                                                                                                        -----------
                                                                                                                            459,104
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $40,487,780)                                                                                 42,473,391
                                                                                                                        -----------

                                                                                                      NUMBER
                                                                                                      OF SHARES
SHORT-TERM INVESTMENTS- 6.58%
Money Market - 2.05%
Dreyfus Tax-Exempt Cash Management Fund                                                                  926,401            926,401
                                                                                                                        -----------
                                                                                                                            926,401
                                                                                                                        -----------
**Variable Rate Demand Notes - 4.53%
Portland Multi-Family Housing South Park Block Series A 1.57% 12/1/11                                  2,050,000          2,050,000
                                                                                                                        -----------
                                                                                                                          2,050,000
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,976,401)                                                                            2,976,401
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 100.53%
   (cost $43,464,181)                                                                                                    45,449,792
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.53%)                                                     (238,440)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 4,318,460 SHARES OUTSTANDING - 100.00%                                                         $45,211,352
                                                                                                                        -----------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of November 30, 2004.
*Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Oregon Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and makes the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                     $43,464,181
                                                  -----------
Aggregate unrealized appreciation                   2,054,608
Aggregate unrealized depreciation                     (68,997)
                                                  -----------
Net unrealized appreciation                       $ 1,985,611
                                                  -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $295,986 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $217,063 expires in 2009 and $78,923 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Joseph H. Hastings
---------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR INVESTMENT TRUST



         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005


         Joseph H. Hastings
---------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005